Restructuring (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Summary of restructuring reserve activity
Beginning Balance		$ 2,042
Payments		(1,809)
Ending Balance		233
Personnel related costs [Member]
Summary of restructuring reserve activity
Beginning Balance		2,032
Payments	(209)	(1,799)
Ending Balance	24	233
Other associated costs [Member]
Summary of restructuring reserve activity
Beginning Balance		10
Payments		$ (10)